Note 22 - Other Liabilities (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Overfunded Plan	$ 2.1	$ 4.2
Estimate of contributions expected to be paid to plan for next annual reporting period	2.8
Unfunded post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	1.6	1.3
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ 3.8	5.7
Unfunded post-employment benefits [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 7.2
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 6.0
Unfunded post-employment benefits [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3.1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	2.8
Funded post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Actuarial losses (gains) arising from changes in demographic assumptions, net defined benefit liability (asset)	3.7	0.4
Actuarial losses (gains) arising from changes in financial assumptions, net defined benefit liability (asset)	$ 14.3	$ 12.4
Funded post-employment benefits [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 24.2
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 19.7
Funded post-employment benefits [member] | Actuarial assumption of expected rates of salary increases [member]
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1.9
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1.7